Investments in Securities	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Investments in Securities

10 INVESTMENTS IN SECURITIES

Investment in securities		$ million
	Dec 31, 2018	Dec 31, 2017
Equity securities:	1,823	5,976
Equity securities at fair value through other comprehensive income	1,823
Debt securities:	1,251	1,246
Debt securities at amortised cost	8
Debt securities at fair value through other comprehensive income	953
Debt securities at fair value through profit and loss	290
Total	3,074	7,222
At fair value
Measured by reference to prices in active markets for identical assets	1,873	5,776
Measured using predominantly unobservable inputs	1,193	1,268
Total	3,066	7,044
At cost	8	178
Total	3,074	7,222

Equity securities at December 31, 2018, principally comprised interests below 5%, in various investments. Shell’s 8% share in Canadian Natural Resources Limited and 15% interest in Malaysia LNG Tiga Sendirian Berhad were disposed of in 2018. Their carrying amounts at December 31, 2017, were $3,506 million and $722 million respectively. Debt securities principally comprised a portfolio required to be held by Shell’s internal insurance entities as security for their activities.

Investments in securities measured using predominantly unobservable inputs [A]	$ million
	2018		2017
At January 1	1,268		1,233
Gains/(losses) recognised in other comprehensive income	212		(108)
Other movements	(287)	[B]	143
At December 31	1,193		1,268

[A] Based on expected dividend flows, adjusted for country and other risks as appropriate and discounted to their present value.

[B] Other movements mainly relates to the disposal of the interest in Malaysia LNG Tiga Sendirian Berhad, partly offset by investments made in securities during 2018.